Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000722885
Pear Tree PanAgora Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fee Table and Expenses of Emerging Markets Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Emerging Markets Fund's performance.  During the most recent fiscal year, Emerging Markets Fund's portfolio turnover rate was 82 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Emerging Markets Fund's operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI, Inc. from a country included in the MSCI Emerging Markets Index ("MSCI EM").  Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe.  Emerging Markets Fund may invest more than 25 percent of its assets in a particular region, but may not invest more than a percentage of its assets in a single country equal to 10 percent plus the percentage of the country weight for that country in the MSCI EM. Emerging Markets Fund may invest in companies of any capitalization.

To manage Emerging Markets Fund's assets, the fund allocates its assets between two proprietary strategies: an alpha modeling strategy and a risk-parity strategy.  The alpha modeling strategy integrates a variety of measures including firm-specific, sector-specific and region-specific factors using a quantitative framework to build custom-tailored alpha models for a universe of emerging markets securities.  The risk-parity strategy deploys a proprietary portfolio construction process in an attempt to balance risk across the countries, sectors and issuers represented in the MSCI EM.  The sub-adviser seeks to identify the contribution to a portfolio's risk from exposures to various countries, sectors, and issuers then attempts to balance risk across these dimensions to improve diversification, rather than rely on the securities' market weights reflected in the MSCI EM.  The Emerging Markets Fund currently invests in Pear Tree PanAgora Risk Parity Emerging Markets Fund to achieve its risk-parity exposure.

In addition to emerging markets securities, Emerging Markets Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for cash-equitization purposes (e.g., for management of temporary cash positions).  Emerging Markets Fund also may lend its securities. Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI, Inc. from a country included in the MSCI Emerging Markets Index ("MSCI EM").  Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe.  Emerging Markets Fund may invest more than 25 percent of its assets in a particular region, but may not invest more than a percentage of its assets in a single country equal to 10 percent plus the percentage of the country weight for that country in the MSCI EM. Emerging Markets Fund may invest in companies of any capitalization.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Emerging Markets Fund. An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Emerging Markets Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Emerging Markets Fund has significant holdings, or weaknesses associated with one or more specific companies in which Emerging Markets Fund may have substantial investments. In addition, because the Emerging Markets Fund primarily uses risk-parity strategies, it is unlikely to benefit from market momentum preceding a market correction.

Foreign Investing.  Emerging Markets Fund's investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relating to the U.S. dollar.  These risks are especially acute for emerging markets securities.  Emerging Markets Fund from time to time also may have assets concentrated in a specific geographic region and/or an individual country depending on the country weights of the MSCI EM, thus exposing Emerging Markets Fund to the specific risks of that region or country.

Emerging Markets Risk. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Liquidity Risk. Emerging Markets Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser's judgments about the attractiveness, value, or potential appreciation of Emerging Markets Fund's investments may prove to be incorrect.

New Investment Sub-Strategy. Emerging Market Fund's "smart beta" risk-parity sub-strategy has only been recently developed by the Emerging Market Fund's sub-adviser, and it has not yet been used by the Emerging Market Fund's sub-adviser to manage client assets.  Thus, there is a risk that that sub-strategy may not perform as intended.

Investments in Another Mutual Fund.  To the extent that Emerging Markets Fund invests in another mutual fund, its investment performance would be directly related to the investment performance of the other fund.  It also would bear its proportionate share of any management and other fees paid by the other mutual fund, subjecting Emerging Markets Fund shareholders to some duplication of fees.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, 2 the performance of Emerging Markets Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing. Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Sector. Emerging Markets Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Emerging Markets Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Emerging Markets Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Emerging Markets Fund's investments in currency futures and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in Emerging Markets Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar charts and tables provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund's performance over time. The tables also compare Emerging Markets Fund's performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests. Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future.  Updated performance information is available at www.peartreefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund's performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Emerging Markets Fund's performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Return Ordinary Shares (Calendar year ended December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of 6/30/2016 is 5.93%

Best Quarter:	Q2 2009	30.76%
Worst Quarter:	Q4 2008	(32.62)%

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	5.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree PanAgora Emerging Markets Fund | MSCI EM Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(14.60%)
5 Years	rr_AverageAnnualReturnYear05	(4.47%)
10 Years	rr_AverageAnnualReturnYear10	3.95%
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[1]
1 Year	rr_ExpenseExampleYear01	$ 155
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	$ 2,033
Annual Return 2006	rr_AnnualReturn2006	31.50%
Annual Return 2007	rr_AnnualReturn2007	45.44%
Annual Return 2008	rr_AnnualReturn2008	(59.20%)
Annual Return 2009	rr_AnnualReturn2009	70.37%
Annual Return 2010	rr_AnnualReturn2010	19.76%
Annual Return 2011	rr_AnnualReturn2011	(18.00%)
Annual Return 2012	rr_AnnualReturn2012	21.82%
Annual Return 2013	rr_AnnualReturn2013	(4.59%)
Annual Return 2014	rr_AnnualReturn2014	(0.74%)
Annual Return 2015	rr_AnnualReturn2015	(16.37%)
1 Year	rr_AverageAnnualReturnYear01	(16.37%)
5 Years	rr_AverageAnnualReturnYear05	(4.58%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.47%)
5 Years	rr_AverageAnnualReturnYear05	(4.65%)
10 Years	rr_AverageAnnualReturnYear10	2.12%
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.77%)
5 Years	rr_AverageAnnualReturnYear05	(3.08%)
10 Years	rr_AverageAnnualReturnYear10	2.13%
Pear Tree PanAgora Emerging Markets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[1]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	$ 1,760
1 Year	rr_AverageAnnualReturnYear01	(16.19%)
5 Years	rr_AverageAnnualReturnYear05	(4.35%)
10 Years	rr_AverageAnnualReturnYear10	2.59%

[1]	The Manager has contractually agreed until August 1, 2017 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Emerging Markets Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets Fund's net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets Fund's net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets Fund's net assets are in excess of $600 million. This fee waiver only may be terminated with the approval of the Trustees.
[2]	Fees and expenses incurred indirectly by Emerging Markets Fund as a result of investment in shares of other investment funds.